Shareholder Fees - FidelitySeriesSustainableUSMarketFund-PRO	Mar. 30, 2024 USD ($)
FidelitySeriesSustainableUSMarketFund-PRO | Fidelity Series Sustainable U.S. Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none